FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Collateral for derivatives (Details) - Derivative financial instruments - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Collateral granted	$ 1,143,266	$ 911,050
Collateral received	$ 655,176	$ 376,447